Right-of-Use Asset and Operating Lease Liability - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021
Operating leases:
Operating right-of-use asset	$ 713	$ 654
Operating lease liability, current	438	431
Operating lease liability, long-term	$ 278	$ 222